STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2022

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2022

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2022

Common Stock	Shares	Value
Acadia Healthcare Co., Inc.*	764,487	$59,767,594
ACI Worldwide, Inc.*	959,779	20,059,381
Acuity Brands, Inc.	275,305	43,352,278
Adient PLC*	797,898	22,141,670
AECOM	1,175,239	80,351,090
Affiliated Managers Group, Inc.	321,688	35,980,803
AGCO Corp.	521,062	50,110,533
Alcoa Corp.	1,514,184	50,967,433
Alleghany Corp.*	113,236	95,046,901
ALLETE, Inc.	480,302	24,039,115
Amedisys, Inc.*	273,026	26,426,187
American Financial Group, Inc.	587,688	72,244,486
Amkor Technology, Inc.	844,791	14,403,687
Annaly Capital Management, Inc.	3,627,777	62,252,653
Antero Midstream Corp.	2,818,573	25,874,500
Apartment Income REIT Corp.	1,297,577	50,112,424
AptarGroup, Inc.	549,854	52,252,626
Arrow Electronics, Inc.*	540,047	49,786,933
Arrowhead Pharmaceuticals, Inc.*	890,782	29,440,345
ASGN, Inc.*	422,463	38,177,981
Ashland, Inc.	419,163	39,807,910
Aspen Technology, Inc.*	243,536	58,010,275
Associated Banc-Corp.	1,264,914	25,399,473
AutoNation, Inc.*	325,082	33,116,103
Avient Corp.	719,374	21,797,032
Avis Budget Group, Inc.*	242,703	36,031,687
Avnet, Inc.	796,683	28,776,190
Axon Enterprise, Inc.*	568,252	65,775,169
Azenta, Inc.	631,347	27,059,532
Bank of Hawaii Corp.	338,163	25,740,968
Bank OZK	935,904	37,024,362
Belden, Inc.	366,284	21,984,366
BellRing Brands, Inc.*	1,139,839	23,492,082
BJ's Wholesale Club Holdings, Inc.*	1,137,643	82,831,787
Black Hills Corp.	547,685	37,094,705
Blackbaud, Inc.*	374,874	16,516,948
Boston Beer Co., Inc., Class A*	80,038	25,904,299
Boyd Gaming Corp.	683,351	32,561,675
Bread Financial Holdings, Inc.	419,486	13,192,835
Brighthouse Financial, Inc.*	604,392	26,242,701

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
Brink's Co.	397,583	$19,258,921
Brixmor Property Group, Inc.	2,521,895	46,579,401
Bruker Corp.	847,734	44,980,766
Brunswick Corp.	625,861	40,962,602
Builders FirstSource, Inc.*	1,313,466	77,389,417
Cable One, Inc.	41,066	35,031,351
Cabot Corp.	473,795	30,270,763
CACI International, Inc., Class A*	197,069	51,446,833
Cadence Bank	1,535,526	39,017,716
Calix, Inc.*	477,666	29,204,499
Capri Holdings Ltd.*	1,161,638	44,653,365
Carlisle Cos., Inc.	435,290	122,059,669
Carter's, Inc.	328,169	21,504,915
Casey's General Stores, Inc.	313,487	63,487,387
Cathay General Bancorp	626,311	24,087,921
Celsius Holdings, Inc.*	337,388	30,594,344
ChampionX Corp.	1,707,809	33,421,822
Chart Industries, Inc.*	301,818	55,640,148
Chemed Corp.	125,434	54,759,467
Chemours Co.	1,305,581	32,182,572
Choice Hotels International, Inc.	244,099	26,733,722
Churchill Downs, Inc.	279,176	51,410,260
Ciena Corp.*	1,259,862	50,936,221
Cirrus Logic, Inc.*	470,775	32,389,320
Clean Harbors, Inc.*	423,434	46,569,271
Cleveland-Cliffs, Inc.*	4,353,377	58,639,988
CNO Financial Group, Inc.	962,731	17,300,276
CNX Resources Corp.*	1,594,351	24,760,271
Coca-Cola Consolidated, Inc.	38,743	15,951,655
Cognex Corp.	1,459,238	60,485,415
Coherent Corp.*	1,090,888	38,017,447
Columbia Sportswear Co.	297,838	20,044,497
Commerce Bancshares, Inc.	918,093	60,741,033
Commercial Metals Co.	1,014,003	35,976,826
CommVault Systems, Inc.*	377,084	20,000,535
Concentrix Corp.	359,155	40,092,473
Corporate Office Properties Trust	946,103	21,977,973
Coty, Inc., Class A*	3,036,790	19,192,513
Cousins Properties, Inc.	1,274,415	29,757,590
Cracker Barrel Old Country Store, Inc.	191,780	17,754,992

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
Crane Holdings Co.	401,276	$35,127,701
Crocs, Inc.*	518,817	35,621,975
Cullen/Frost Bankers, Inc.	539,673	71,355,564
Curtiss-Wright Corp.	323,124	44,965,936
Dana, Inc.	1,073,697	12,272,357
Darling Ingredients, Inc.*	1,349,624	89,277,628
Deckers Outdoor Corp.*	223,268	69,795,809
Dick's Sporting Goods, Inc.	478,900	50,112,096
Donaldson Co., Inc.	1,039,811	50,961,137
Douglas Emmett, Inc.	1,479,336	26,524,494
DT Midstream, Inc.	814,069	42,242,040
Dycom Industries, Inc.*	248,692	23,757,547
Dynatrace, Inc.*	1,692,695	58,922,713
Eagle Materials, Inc.	317,137	33,990,744
East West Bancorp, Inc.	1,185,906	79,621,729
EastGroup Properties, Inc.	366,632	52,919,663
EMCOR Group, Inc.	415,301	47,958,959
Encompass Health Corp.	839,688	37,979,088
Energizer Holdings, Inc.	557,679	14,020,050
EnerSys	342,168	19,903,913
Enovis Corp.*	400,875	18,468,311
Envestnet, Inc.*	464,523	20,624,821
Envista Holdings Corp.*	1,375,031	45,114,767
EPR Properties	631,304	22,638,561
Equitrans Midstream Corp.	3,642,118	27,243,043
Esab Corp.	384,026	12,811,107
Essent Group Ltd	906,331	31,603,762
Essential Utilities, Inc.	2,006,966	83,048,253
Euronet Worldwide, Inc.*	396,386	30,030,203
Evercore, Inc., Class A	303,060	24,926,685
Exelixis, Inc.*	2,708,416	42,467,963
Exlservice Holdings, Inc.*	280,873	41,389,445
Fair Isaac Corp.*	212,516	87,558,717
Federated Hermes, Inc.	712,595	23,601,146
First American Financial Corp.	876,585	40,410,569
First Financial Bankshares, Inc.	1,091,627	45,662,757
First Horizon Corp.	4,515,904	103,414,202
First Industrial Realty Trust, Inc.	1,111,455	49,804,299
First Solar, Inc.*	834,269	110,348,761
FirstCash Holdings, Inc.	320,624	23,517,770

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
Five Below, Inc.*	466,982	$64,289,412
Flowers Foods, Inc.	1,623,865	40,093,227
Flowserve Corp.	1,099,869	26,726,817
Fluor Corp.*	1,195,713	29,761,297
FNB Corp.	2,951,663	34,239,291
Foot Locker, Inc.	676,054	21,045,561
Fox Factory Holding Corp.*	355,668	28,126,225
Frontier Communications Parent, Inc.*	1,893,861	44,373,163
FTI Consulting, Inc.*	290,675	48,167,754
Fulton Financial Corp.	1,408,407	22,252,831
GameStop Corp., Class A*	2,127,032	53,452,314
Gap, Inc.	1,796,065	14,745,694
GATX Corp.	297,072	25,295,681
Genpact Ltd.	1,420,603	62,179,793
Gentex Corp.	1,978,760	47,173,638
Glacier Bancorp, Inc.	932,153	45,796,677
Globus Medical, Inc., Class A*	648,316	38,620,184
Goodyear Tire & Rubber Co.*	2,379,966	24,013,857
Graco, Inc.	1,423,215	85,321,739
Graham Holdings Co., Class B	32,629	17,553,749
Grand Canyon Education, Inc.*	268,994	22,124,757
Greif, Inc., Class A	224,092	13,349,160
Grocery Outlet Holding Corp.*	742,313	24,711,600
GXO Logistics, Inc.*	998,225	34,997,769
H&R Block, Inc.	1,343,075	57,134,410
Haemonetics Corp.*	431,862	31,970,744
Halozyme Therapeutics, Inc.*	1,159,495	45,846,432
Hancock Whitney Corp.	721,355	33,045,273
Hanesbrands, Inc.	2,936,558	20,438,444
Hanover Insurance Group, Inc.	299,879	38,426,495
Harley-Davidson, Inc.	1,119,331	39,042,265
Hawaiian Electric Industries, Inc.	921,249	31,930,490
Healthcare Realty Trust, Inc.	3,202,557	66,773,313
HealthEquity, Inc.*	710,009	47,691,305
Helen of Troy Ltd.*	201,705	19,452,430
Hexcel Corp.	707,764	36,605,554
HF Sinclair Corp.	1,222,659	65,827,961
Highwoods Properties, Inc.	885,201	23,865,019
Home BancShares, Inc.	1,604,948	36,127,379
Hubbell, Inc.	451,739	100,737,797

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
IAA, Inc.*	1,125,558	$35,849,022
ICU Medical, Inc.*	168,949	25,443,719
IDACORP, Inc.	425,483	42,127,072
Inari Medical, Inc.*	404,372	29,373,582
Independence Realty Trust, Inc.	1,866,781	31,231,246
Ingevity Corp.*	301,000	18,249,630
Ingredion, Inc.	551,402	44,398,889
Insperity, Inc.	300,813	30,709,999
Integra LifeSciences Holdings Corp.*	611,376	25,897,887
Interactive Brokers Group, Inc., Class A	865,494	55,313,722
International Bancshares Corp.	445,241	18,922,743
IPG Photonics Corp.*	278,862	23,522,010
Iridium Communications, Inc.*	1,068,560	47,412,007
ITT, Inc.	695,974	45,474,941
Jabil, Inc.	1,157,607	66,805,500
Janus Henderson Group PLC	1,115,290	22,651,540
Jazz Pharmaceuticals PLC*	527,501	70,310,608
JBG SMITH Properties	837,526	15,561,233
Jefferies Financial Group, Inc.	1,564,989	46,167,176
JetBlue Airways Corp.*	2,725,428	18,069,588
John Wiley & Sons, Inc., Class A	361,707	13,585,715
Jones Lang LaSalle, Inc.*	403,258	60,920,186
KB Home	710,979	18,428,576
KBR, Inc.	1,170,136	50,573,278
Kemper Corp.	537,358	22,171,391
Kennametal, Inc.	684,517	14,087,360
Kilroy Realty Corp.	885,192	37,275,435
Kinsale Capital Group, Inc.	181,189	46,279,294
Kirby Corp.*	504,101	30,634,218
Kite Realty Group Trust	1,843,978	31,753,301
Knight-Swift Transportation Holdings, Inc.	1,352,098	66,158,155
Kohl's Corp.	1,081,073	27,188,986
Kyndryl Holdings, Inc.*	1,717,522	14,203,907
Lamar Advertising Co., Class A	733,120	60,475,069
Lancaster Colony Corp.	166,764	25,061,294
Landstar System, Inc.	306,556	44,257,490
Lattice Semiconductor Corp.*	1,155,600	56,867,076
Lear Corp.	499,654	59,803,587
Leggett & Platt, Inc.	1,116,065	37,075,679
Lennox International, Inc.	271,334	60,417,942

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
LHC Group, Inc.*	261,126	$42,735,881
Life Storage, Inc.	710,153	78,656,546
Light & Wonder, Inc.*	793,842	34,039,945
Lincoln Electric Holdings, Inc.	487,422	61,278,694
Lithia Motors, Inc.	231,654	49,701,366
Littelfuse, Inc.	208,331	41,393,286
LivaNova PLC*	450,618	22,877,876
Louisiana-Pacific Corp.	621,684	31,824,004
Lumentum Holdings, Inc.*	580,671	39,816,610
Macerich Co.	1,807,471	14,351,320
MACOM Technology Solutions Holdings, Inc.*	430,017	22,270,580
Macy's, Inc.	2,269,971	35,570,446
Manhattan Associates, Inc.*	527,823	70,216,294
ManpowerGroup, Inc.	435,443	28,168,808
Marriott Vacations Worldwide Corp.	330,618	40,289,109
Masimo Corp.*	406,711	57,411,325
MasTec, Inc.*	480,907	30,537,595
Matador Resources Co.	944,326	46,196,428
Mattel, Inc.*	2,972,835	56,305,495
Maximus, Inc.	509,571	29,488,874
MDU Resources Group, Inc.	1,711,330	46,804,876
Medical Properties Trust, Inc.	5,040,948	59,785,643
Medpace Holdings, Inc.*	211,308	33,211,278
Mercury Systems, Inc.*	485,347	19,705,088
MGIC Investment Corp.	2,553,630	32,737,537
Middleby Corp.*	453,474	58,121,763
MillerKnoll, Inc.	638,263	9,956,903
MKS Instruments, Inc.	481,221	39,768,103
MP Materials Corp.*	776,881	21,208,851
MSA Safety, Inc.	309,507	33,822,925
MSC Industrial Direct Co., Inc., Class A	398,316	29,001,388
Murphy Oil Corp.	1,229,743	43,250,061
Murphy USA, Inc.	180,798	49,703,178
National Fuel Gas Co.	769,822	47,382,544
National Instruments Corp.	1,113,521	42,024,283
National Retail Properties, Inc.	1,490,512	59,411,808
National Storage Affiliates Trust	718,182	29,862,008
Navient Corp.	931,327	13,681,194
NCR Corp.*	1,152,103	21,901,478

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
Neogen Corp.*	1,818,682	$25,406,988
Neurocrine Biosciences, Inc.*	804,857	85,483,862
New Jersey Resources Corp.	809,815	31,339,841
New York Community Bancorp, Inc.	3,922,927	33,462,567
New York Times Co., Class A	1,392,519	40,034,921
NewMarket Corp.	58,138	17,489,655
Nordstrom, Inc.	945,950	15,825,744
NorthWestern Corp.	472,544	23,286,968
NOV, Inc.	3,305,673	53,485,789
Novanta, Inc.*	299,955	34,689,796
Nu Skin Enterprises, Inc., Class A	423,986	14,148,413
NuVasive, Inc.*	438,123	19,194,169
nVent Electric PLC	1,401,100	44,288,771
OGE Energy Corp.	1,684,827	61,428,792
Old National Bancorp	2,464,872	40,596,442
Old Republic International Corp.	2,417,902	50,606,689
Olin Corp.	1,135,984	48,710,994
Ollie's Bargain Outlet Holdings, Inc.*	489,115	25,238,334
Omega Healthcare Investors, Inc.	1,970,194	58,101,021
Omnicell, Inc.*	372,714	32,437,299
ONE Gas, Inc.	455,602	32,069,825
Option Care Health, Inc.*	1,300,903	40,939,417
Ormat Technologies, Inc.	376,575	32,460,765
Oshkosh Corp.	550,151	38,670,114
Owens Corning	809,909	63,666,946
PacWest Bancorp	991,124	22,399,402
Papa John's International, Inc.	270,703	18,951,917
Park Hotels & Resorts, Inc.	1,892,196	21,306,127
Patterson Cos., Inc.	729,027	17,511,229
Paylocity Holding Corp.*	344,245	83,162,707
PDC Energy, Inc.	810,486	46,837,986
Pebblebrook Hotel Trust	1,106,256	16,051,775
Penn Entertainment, Inc.*	1,334,407	36,709,537
Penumbra, Inc.*	318,847	60,453,391
Performance Food Group Co.*	1,304,441	56,025,741
Perrigo Co. PLC	1,132,897	40,399,107
Physicians Realty Trust	1,904,632	28,645,665
Pilgrim's Pride Corp.*	382,223	8,798,773
Pinnacle Financial Partners, Inc.	643,094	52,154,923
PNM Resources, Inc.	722,351	33,033,111

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
Polaris, Inc.	471,126	$45,063,202
Portland General Electric Co.	751,032	32,639,851
Post Holdings, Inc.*	457,643	37,485,538
PotlatchDeltic Corp.	678,291	27,837,063
Power Integrations, Inc.	481,213	30,951,620
Primerica, Inc.	315,197	38,911,070
Progyny, Inc.*	627,690	23,262,191
Prosperity Bancshares, Inc.	767,617	51,184,702
PVH Corp.	563,515	25,245,472
Qualys, Inc.*	293,797	40,952,364
QuidelOrtho Corp.*	456,401	32,623,543
R1 RCM, Inc.*	1,155,496	21,411,341
Range Resources Corp.	2,085,260	52,673,668
Rayonier, Inc.	1,232,228	36,929,873
Regal Rexnord Corp.	559,456	78,525,244
Reinsurance Group of America, Inc.	563,905	70,944,888
Reliance Steel & Aluminum Co.	507,418	88,498,773
RenaissanceRe Holdings Ltd.	367,798	51,635,161
Repligen Corp.*	434,311	81,263,931
Rexford Industrial Realty, Inc.	1,439,639	74,861,228
RH*	168,244	41,399,801
RLI Corp.	339,805	34,789,236
Royal Gold, Inc.	552,389	51,825,136
RPM International, Inc.	1,085,683	90,448,251
Ryder System, Inc.	430,841	32,524,187
Sabra Health Care REIT, Inc.	1,943,742	25,501,895
Sabre Corp.*	2,761,884	14,223,703
Saia, Inc.*	222,272	42,231,680
Science Applications International Corp.	468,615	41,439,624
Scotts Miracle-Gro Co.	340,382	14,551,331
SEI Investments Co.	866,566	42,505,062
Selective Insurance Group, Inc.	507,709	41,327,513
Semtech Corp.*	534,211	15,711,146
Sensient Technologies Corp.	353,772	24,530,550
Service Corp. International	1,326,938	76,617,400
Shockwave Medical, Inc.*	302,353	84,075,299
Silgan Holdings, Inc.	704,923	29,634,963
Silicon Laboratories, Inc.*	288,012	35,552,201
Simpson Manufacturing Co., Inc.	363,264	28,479,898
SiTime Corp.*	134,349	10,577,297

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
Skechers U.S.A., Inc., Class A*	1,135,109	$36,005,657
SL Green Realty Corp.	541,128	21,731,700
SLM Corp.	2,115,549	29,596,531
Sonoco Products Co.	820,567	46,550,766
Sotera Health Co.*	833,275	5,682,936
Southwest Gas Holdings, Inc.	518,783	36,185,114
Southwestern Energy Co.*	9,377,576	57,390,765
Spire, Inc.	441,763	27,535,088
Spirit Realty Capital, Inc.	1,147,407	41,490,237
Sprouts Farmers Market, Inc.*	904,305	25,094,464
STAAR Surgical Co.*	404,262	28,520,684
Steel Dynamics, Inc.	1,459,943	103,582,956
Stericycle, Inc.*	775,757	32,667,127
Stifel Financial Corp.	893,273	46,369,801
STORE Capital Corp.	2,236,254	70,061,838
SunPower Corp.*	717,902	16,540,462
Sunrun, Inc.*	1,784,982	49,247,653
Synaptics, Inc.*	333,434	33,013,300
Syneos Health, Inc.*	863,886	40,732,225
Synovus Financial Corp.	1,223,381	45,889,021
Tandem Diabetes Care, Inc.*	540,463	25,861,155
Targa Resources Corp.	1,906,622	115,045,571
Taylor Morrison Home Corp.*	956,513	22,305,883
TD SYNNEX Corp.	354,918	28,815,792
TEGNA, Inc.	1,877,618	38,829,140
Tempur Sealy International, Inc.	1,449,132	34,982,046
Tenet Healthcare Corp.*	907,947	46,831,906
Teradata Corp.*	865,120	26,870,627
Terex Corp.	570,582	16,969,109
Tetra Tech, Inc.	448,720	57,673,982
Texas Capital Bancshares, Inc.*	419,809	24,781,325
Texas Roadhouse, Inc.	562,612	49,093,523
Thor Industries, Inc.	458,911	32,114,592
Timken Co.	562,476	33,208,583
Toll Brothers, Inc.	899,866	37,794,372
TopBuild Corp.*	272,482	44,899,584
Topgolf Callaway Brands Corp.*	1,166,222	22,461,436
Toro Co.	880,030	76,104,994
Travel + Leisure Co.	705,441	24,069,647
Trex Co., Inc.*	927,934	40,773,420

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
TripAdvisor, Inc.*	876,704	$19,357,624
UGI Corp.	1,762,075	56,967,885
UMB Financial Corp.	365,874	30,839,519
Umpqua Holdings Corp.	1,826,617	31,216,885
Under Armour, Inc., Class A*	1,587,930	10,559,735
Under Armour, Inc., Class C*	1,679,775	10,011,459
United Bankshares, Inc.	1,132,582	40,489,807
United States Steel Corp.	1,996,409	36,174,931
United Therapeutics Corp.*	383,047	80,202,381
Univar Solutions, Inc.*	1,403,670	31,919,456
Universal Display Corp.	365,670	34,500,965
Unum Group	1,582,137	61,386,916
Valley National Bancorp	3,536,681	38,196,155
Valmont Industries, Inc.	179,684	48,266,716
Valvoline, Inc.	1,489,731	37,749,784
Viasat, Inc.*	635,829	19,221,111
Vicor Corp.*	187,127	11,066,691
Victoria's Secret & Co.*	699,163	20,359,627
Vishay Intertechnology, Inc.	1,099,758	19,564,695
Visteon Corp.*	236,664	25,100,584
Vontier Corp.	1,329,193	22,210,815
Voya Financial, Inc.	824,046	49,854,783
Washington Federal, Inc.	549,743	16,481,295
Watsco, Inc.	279,456	71,948,742
Watts Water Technologies, Inc., Class A	229,775	28,889,611
Webster Financial Corp.	1,479,745	66,884,474
Wendy's Co.	1,432,699	26,777,144
Werner Enterprises, Inc.	496,352	18,662,835
Western Union Co.	3,246,354	43,825,779
WEX, Inc.*	371,752	47,190,199
Williams-Sonoma, Inc.	578,688	68,198,381
Wingstop, Inc.	251,752	31,574,736
Wintrust Financial Corp.	511,128	41,682,488
Wolfspeed, Inc.*	1,040,465	107,542,462
Woodward, Inc.	506,313	40,636,681
World Wrestling Entertainment, Inc., Class A	364,860	25,602,226
Worthington Industries, Inc.	254,237	9,696,599
Wyndham Hotels & Resorts, Inc.	760,142	46,634,712
Xerox Holdings Corp.	942,640	12,329,731
XPO Logistics, Inc.*	968,140	43,101,593

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stock	Shares	Value
YETI Holdings, Inc.*	725,218	$20,683,217
Ziff Davis, Inc.*	397,142	27,196,284
Total Investments (Cost $20,546,834,725)		$15,877,425,240

*  Non-income producing security for the year ended September 30, 2022.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,294,087,422	8.12%
Banks	1,188,765,061	7.46%
Retail	927,086,099	5.82%
Insurance	821,919,666	5.16%
Healthcare - Products	756,098,070	4.74%
Commercial Services	689,500,599	4.33%
Machinery - Diversified	507,808,139	3.19%
Electronics	492,731,595	3.09%
Semiconductors	422,568,803	2.65%
Software	418,872,785	2.63%
Diversified Financial Services	397,812,273	2.50%
Computers	393,392,207	2.47%
Building Materials	383,347,246	2.41%
Chemicals	361,237,140	2.27%
Healthcare - Services	348,126,562	2.18%
Oil & Gas	336,937,139	2.11%
Iron / Steel	322,873,475	2.03%
Electric	318,040,870	2.00%
Apparel	293,881,328	1.84%
Miscellaneous Manufacturing	284,270,916	1.78%
Transportation	277,570,158	1.74%
Food	261,669,526	1.64%
Pharmaceuticals	260,625,076	1.64%
Engineering & Construction	257,266,072	1.61%
Gas	231,480,296	1.45%
Auto Parts & Equipment	218,631,918	1.37%
Pipelines	210,405,155	1.32%
Electrical Components & Equipment	209,844,653	1.32%
Biotechnology	197,957,121	1.24%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2022

Industry Classification	Value	Percentage
Telecommunications	$191,147,001	1.20%
Hand / Machine Tools	187,714,223	1.18%
Energy - Alternate Sources	176,136,876	1.11%
Leisure Time	168,212,723	1.06%
Entertainment	162,448,851	1.02%
Packaging & Containers	141,787,515	0.89%
Distribution / Wholesale	139,717,220	0.88%
Media	139,497,639	0.88%
Environmental Control	136,910,380	0.86%
Lodging	129,999,756	0.82%
Mining	124,001,421	0.78%
Home Builders	110,643,423	0.69%
Aerospace / Defense	101,276,578	0.64%
Metal Fabricate / Hardware	91,171,898	0.57%
Agriculture	89,277,628	0.56%
Oil & Gas Services	86,907,611	0.55%
Water	83,048,253	0.52%
Home Furnishings	82,014,629	0.51%
Beverages	72,450,298	0.45%
Real Estate	60,920,186	0.38%
Toys / Games / Hobbies	56,305,495	0.35%
Machinery - Construction & Mining	55,639,222	0.35%
Savings & Loans	49,943,862	0.31%
Internet	46,553,908	0.29%
Trucking & Leasing	25,295,681	0.16%
Household Products / Wares	19,452,430	0.12%
Cosmetics / Personal Care	19,192,513	0.12%
Airlines	18,069,588	0.11%
Housewares	14,551,331	0.09%
Office / Business Equipment	12,329,731	0.08%
Total Investments	15,877,425,240	99.64%
Other Assets in Excess of Liabilities	57,586,321	0.36%
Net Assets	$15,935,011,561	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2022
Assets:
Investments in securities of unaffiliated issuers, at value (cost $20,546,834,725)	$15,877,425,240
Cash	127,952,282
Receivable from securities sold	400,092,951
Receivable from Units created	30,129,210
Dividend receivable	20,201,853
Total Assets	$16,455,801,536
Liabilities:
Payable for Units redeemed	$261,669,368
Payable for securities purchased	171,237,904
Distribution payable	73,526,401
Payable to Sponsor	8,714,380
Accrued Trustee fees	2,937,067
License fee payable	2,095,932
Other accrued expenses	608,923
Total Liabilities	520,789,975
Net Assets	$15,935,011,561
Net assets presented by:
Interest in Unitholders (39,666,160 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$21,769,454,578
Total distributable earnings (loss)	(5,834,443,017)
Net Assets	$15,935,011,561
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	39,666,160
Net asset value per Unit:	$401.73

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2022	2021	2020
Investment Income
Dividend income from unaffiliated issuers	$291,905,282	$260,984,599	$254,204,376
Expenses:
Trustee fees and expenses	19,756,646	19,917,620	15,996,907
Printing and distribution expenses	19,038,640	16,287,729	16,165,388
License fees	5,836,994	5,885,286	4,832,136
Legal fees	200,002	200,002	102,714
Audit fees	108,500	108,500	109,205
Other fees and expenses	138,948	138,948	139,497
Total expenses	45,079,730	42,538,085	37,345,847
Less: voluntary fee reduction by the Trustee (see Note 3)	—	—	(447,483)
Net expenses	45,079,730	42,538,085	36,898,364
Net Investment Income	$246,825,552	$218,446,514	$217,306,012
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized gains (losses) from investments	$(334,277,939)	$212,824,313	$(685,110,965)
Net realized gains from in-kind redemptions	2,377,610,736	2,148,501,660	819,391,676
Net realized gains	2,043,332,797	2,361,325,973	134,280,711
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(5,277,362,865)	3,678,301,319	(1,204,948,995)
Net realized and unrealized gains (losses) on investments	(3,234,030,068)	6,039,627,292	(1,070,668,284)
Net increase (decrease) in net assets resulting from operations	$(2,987,204,516)	$6,258,073,806	$(853,362,272)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2022	2021	2020
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$246,825,552	$218,446,514	$217,306,012
Net realized gains	2,043,332,797	2,361,325,973	134,280,711
Net increase (decrease) in unrealized appreciation (depreciation)	(5,277,362,865)	3,678,301,319	(1,204,948,995)
Net increase (decrease) in net assets resulting from operations	(2,987,204,516)	6,258,073,806	(853,362,272)
Net equalization credits and charges (Note 2)	1,077,053	(18,661)	(8,541,858)
Distributions to Unitholders	(241,081,821)	(209,292,825)	(220,651,553)
Unitholder Transactions:
Proceeds from subscriptions of Units	15,736,264,452	11,137,004,876	17,168,059,428
Reinvestment of dividends and distributions	—	7,390	—
Less: Redemptions of Units	(16,790,162,765)	(11,450,017,466)	(20,713,015,764)
Net income equalization (Note 2)	(1,077,053)	18,661	8,541,858
Decrease in net assets due to Unitholder transactions	(1,054,975,366)	(312,986,539)	(3,536,414,478)
Total increase (decrease)	(4,282,184,650)	5,735,775,781	(4,618,970,161)
Net Assets
Beginning of year	20,217,196,211	14,481,420,430	19,100,390,591
End of year	$15,935,011,561	$20,217,196,211	$14,481,420,430

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2022	2021	2020		2019		2018
Net Asset Value, Beginning of Year	$480.89	$339.02	$352.30		$367.34		$326.43
Investment Operations:
Net investment income(1)	6.00	5.07	4.57		4.76		4.55
Net realized and unrealized gain (loss) on investments	(79.32)	141.71	(12.96)		(14.91)		40.57
Total from investment operations	(73.32)	146.78	(8.39)		(10.15)		45.12
Net equalization credits and charges(1)	0.03	(0.00)	(0.18)		(0.03)		0.02
Less Distributions from:
Net investment income	(5.87)	(4.91)	(4.71)		(4.86)		(4.23)
Net asset value, end of year	$401.73	$480.89	$339.02		$352.30		$367.34
Total investment return(2)	(15.35)%	43.35%	(2.43)%		(2.77)%		13.88%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$15,935,012	$20,217,196	$14,481,420		$19,100,391		$21,466,995
Ratio to average net assets:
Ratio of expenses to average net assets	0.23%	0.22%	0.23	%(3)	0.22	%(3)	0.24	%(3)
Ratio of net investment income to average net assets	1.27%	1.11%	1.35	%(3)	1.39	%(3)	1.30	%(3)
Portfolio turnover rate(4)	17.45%	20.91%	20.78%		19.10%		17.30%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling Units of the Trust in the secondary market.

(3)  Net of voluntary fee reduction by the Trustee, if any. The voluntary fee reduction ceased on January 31, 2020. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.35% and 0.23% for the year ended September 30, 2020, 1.39% and 0.23% for the year ended September 30, 2019 and 1.30% and 0.25% for the year ended September 30, 2018.

(4)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2022

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$15,877,425,240	$—	$—	$15,877,425,240
Total	$15,877,425,240	$—	$—	$15,877,425,240

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holders of its Units ("Unitholders"), provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more likely than not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2022, and has determined that no provision for income taxes is necessary for the year ended September 30, 2022. The tax returns of the Trust's 2019, 2020 and 2021 tax years and the year ended September 30, 2022 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records from which it produces the Trust's financial statements, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001-$30,000,000,000*	0.10% per annum
$30,000,000,001 and above*	0.08% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Prior to the Trustee and the Sponsor amending the Trust Agreement effective February 1, 2020, the fee was 0.10% per annum for net asset value of $1,000,000,001 and above.

The Trustee voluntarily agreed to reduce its fee for the year ended September 30, 2020 as disclosed in the Statements of Operations. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The voluntary fee reduction ceased on January 31, 2020.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2022, 2021 and 2020 did not exceed 0.30% per annum. The Trust reimbursed the Sponsor for $186,736, $241,247, and $253,704 of legal fees for the years ended September 30, 2022, 2021, and 2020, respectively, which are included in Legal fees on the Statements of Operations.

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000.

The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2022		Year Ended September 30, 2021
	Units	Amount	Units	Amount
Units sold	32,950,062	$15,736,264,452	24,975,048	$11,137,004,876
Dividend reinvestment Units issued	—	—	15	7,390
Units redeemed	(35,325,000)	(16,790,162,765)	(25,650,000)	(11,450,017,466)
Net decrease	(2,374,938)	$(1,053,898,313)	(674,937)	$(313,005,200)

	Year Ended September 30, 2020
	Units	Amount
Units sold	53,000,488	$17,168,059,428
Dividend reinvestment Units issued	—	—
Units redeemed	(64,500,000)	(20,713,015,764)
Net increase	(11,499,512)	$(3,544,956,336)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2022, the Trustee earned $1,071,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the years ended September 30, 2022, 2021, and 2020.

At September 30, 2022, the Trustee and its affiliates held $1,005,799,349 or 6.31% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2022, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $15,702,576,808, $16,753,162,831, $3,350,867,732, and $3,351,732,861, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2022. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2022, September 30, 2021 and September 30, 2020, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2022, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$20,765,093,767
Gross unrealized appreciation	$90,378,358
Gross unrealized depreciation	(4,978,046,885)
Net unrealized depreciation	$(4,887,668,527)
Distributable earnings, ordinary income	$73,668,930
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$911,263,324

The Trust did not utilize capital loss carryforwards during the year ended September 30, 2022. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

As of September 30, 2022, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions. To reflect reclassifications arising from these differences, total distributable earnings (loss) were decreased by $2,187,104,153 and paid-in capital was increased by $2,187,104,153.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2022, 2021 and 2020, the Trust paid $1,170,688, $767,773 and $991,217 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (the principal listing U.S. exchange for the Trust) have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust's net asset value.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of the common stocks that are actually held by the Trust and make up the Trust's portfolio ("Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of the common stocks that are included in the Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust's portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust's portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot neccesarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust's investments have exposure to businesses that, as a result of COVID-19, have experienced a slowdown or temporary suspension in business activities. Additionally, governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust's investments.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust's portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 11 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2022, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2022, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2022 and the financial highlights for each of the five years in the period ended September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
December 1, 2022

We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2022 is 95.72%.

For the fiscal year ended September 30, 2022, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2022
(Unaudited)

Total Trust Assets:	$16,455,801,536
Trust Net Assets:	$15,935,011,561
Number of Units:	39,666,160
Fractional Undivided Interest in Trust Represented by each Unit:	1/39,666,160
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.08% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.23% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$401.73
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2022

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2022

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	5	0.40%
Between zero and 0.25%	736	58.46%
Bid/Ask Price Equal to NAV	6	0.48%
Between zero and -0.25%	503	39.95%
Less than -0.25%	9	0.71%
Total:	1,259	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/22 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	-15.35%	31.12%	153.23%	1,501.47%
Return Based on Bid/Ask Price	-15.36%	31.14%	153.41%	1,501.23%
S&P MidCap 400 Index	-15.25%	32.68%	160.30%	1,650.39%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	-15.35%	5.57%	9.74%	10.64%
Return Based on Bid/Ask Price	-15.36%	5.57%	9.74%	10.64%
S&P MidCap 400 Index	-15.25%	5.82%	10.04%	11.00%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017